EMPLOYEE POST-RETIREMENT BENEFITS - Cash Payments, Changes and Balance Sheet Presentation (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee post-retirement benefits
Expected average remaining life expectancy of former employees over which past service costs are amortized		11 years	12 years	12 years
Expense for savings plan and DC Plans		$ 61	$ 59	$ 42
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Savings and DC Plans		61	59	42
Total cash contributions		205	185	$ 212
Reduction for settlement and curtailment		27
Change in Plan Assets
Plan assets at fair value – beginning of year		3,697
Plan assets at fair value – end of year	$ 3,697	4,099	3,697
Amounts recognized in the Balance Sheet
Intangible and other assets (Note 13)	192	162	192
Other long-term liabilities (Note 16)	(569)	$ (540)	$ (569)
Pension Benefit Plans
Employee post-retirement benefits
Consecutive period of employment for highest average earnings		5 years	3 years
Expected average remaining service life of employees over which past service costs are amortized		9 years	9 years	9 years
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
DB Plans and Other post-retirement benefit plans		$ 122	$ 103	$ 163
Total amount outstanding under letters of credit	17	12	17
Change in Benefit Obligation
Benefit obligation – beginning of year		3,653	3,646
Service cost		126	121
Interest cost		142	134
Employee contributions		5	5
Benefits paid		(213)	(177)
Actuarial loss/(gain)		394	(92)
Settlement		0	(71)
Foreign exchange rate changes		(49)	87
Benefit obligation – end of year	3,653	4,058	3,653	3,646
Change in Plan Assets
Plan assets at fair value – beginning of year		3,321	3,451
Actual return on plan assets		505	(73)
Employer contributions		122	103
Employee contributions		5	5
Benefits paid		(212)	(176)
Settlement		0	(71)
Foreign exchange rate changes		(48)	82
Plan assets at fair value – end of year	3,321	3,693	3,321	3,451
Funded Status – Plan Deficit	(332)	(365)	(332)
Amounts recognized in the Balance Sheet
Intangible and other assets (Note 13)	0	0	0
Accounts payable and other	(1)	0	(1)
Other long-term liabilities (Note 16)	(331)	(365)	(331)
Net	(332)	(365)	(332)
Other Post-Retirement Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
DB Plans and Other post-retirement benefit plans		22	23	7
Change in Benefit Obligation
Benefit obligation – beginning of year		430	375
Service cost		5	4
Interest cost		17	14
Employee contributions		0	0
Benefits paid		(24)	(23)
Actuarial loss/(gain)		13	43
Settlement		0	0
Foreign exchange rate changes		(14)	17
Benefit obligation – end of year	430	427	430	375
Change in Plan Assets
Plan assets at fair value – beginning of year		376	365
Actual return on plan assets		52	(15)
Employer contributions		22	23
Employee contributions		0	0
Benefits paid		(24)	(27)
Settlement		0	0
Foreign exchange rate changes		(20)	30
Plan assets at fair value – end of year	376	406	376	365
Funded Status – Plan Deficit	(54)	(21)	(54)
Amounts recognized in the Balance Sheet
Intangible and other assets (Note 13)	192	162	192
Accounts payable and other	(8)	(8)	(8)
Other long-term liabilities (Note 16)	(238)	(175)	(238)
Net	(54)	(21)	(54)
Canadian | Pension Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Letter of credit to the DB Plan		12	$ 17	27
Total amount outstanding under letters of credit		$ 289
U.S. | Pension Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Reduction for settlement and curtailment	4			3
Net periodic benefit cost, settlement charge	$ 4			$ 2